UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Select Maturities Municipal Fund (NIM)
	December 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.1%
	MUNICIPAL BONDS – 98.1%
	Alabama – 0.1%
$ 180	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 167,276
	System Inc., Series 2005A, 5.000%, 11/15/30
	Alaska – 0.1%
155	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	172,896
	Arizona – 3.0%
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
60	5.000%, 2/01/20	No Opt. Call	BBB+	65,774
290	5.000%, 2/01/27	2/22 at 100.00	BBB+	292,352
	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium
	Facility Project, Series 2012A:
425	5.000%, 7/01/25	7/22 at 100.00	A1	459,034
685	5.000%, 7/01/26	7/22 at 100.00	A1	733,197
685	5.000%, 7/01/27	7/22 at 100.00	A1	723,840
100	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	3/23 at 100.00	BBB	88,225
	Company Project, Series 2013A, 4.000%, 9/01/29
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
100	5.000%, 12/01/17	No Opt. Call	A–	110,054
100	5.250%, 12/01/19	No Opt. Call	A–	110,692
35	5.000%, 12/01/32	No Opt. Call	A–	34,076
480	5.000%, 12/01/37	No Opt. Call	A–	461,035
750	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/14 at 100.00	A–	753,923
	2007, 4.500%, 4/01/17
3,710	Total Arizona			3,832,202
	Arkansas – 1.0%
600	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light	No Opt. Call	A–	575,472
	Company Project, Series 2013, 2.375%, 1/01/21
605	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	A (4)	638,535
	NPFG Insured (ETM)
1,205	Total Arkansas			1,214,007
	California – 5.3%
300	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds,	No Opt. Call	A	341,271
	Series 2013A, 5.000%, 10/01/23
330	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	350,932
	Series 2008H, 5.125%, 7/01/22
125	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	127,120
	Children’s Hospital, Series 2008A, 1.450%, 8/15/33 (Mandatory put 3/15/17)
160	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	162,714
	Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)
550	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	No Opt. Call	AA–	629,228
	Series 2013D, 5.000%, 7/01/43 (Mandatory put 10/15/20)
500	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	538,900
135	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	No Opt. Call	A+	152,882
	Series 2009E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)
250	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series	No Opt. Call	BBB–	258,140
	2012, 5.000%, 1/01/24
600	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	505,542
	Bonds, Series 2007A-1, 4.500%, 6/01/27
365	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities	10/17 at 100.00	AA–	366,821
	District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured
	Moulton Niguel Water District, California, Certificates of Participation, Refunding
	Series 2003:
250	5.000%, 9/01/21 – AMBAC Insured	9/16 at 100.00	AAA	271,110
250	5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AAA	270,820
500	5.000%, 9/01/23 – AMBAC Insured	9/16 at 100.00	AAA	539,575
295	Mount San Antonio Community College District, Los Angeles County, California, General	2/14 at 100.00	AA	196,918
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 –	No Opt. Call	AA–	1,152,380
	AGC Insured
35	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	34,948
	2013A, 5.750%, 6/01/44
300	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	5/14 at 100.00	AA+ (4)	305,415
	5.000%, 5/15/30 (Pre-refunded 5/15/14) – BHAC Insured
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA+	553,760
	2011, 0.000%, 8/01/37
8,945	Total California			6,758,476
	Colorado – 4.0%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	N/R	2,930,522
	5.000%, 12/01/20 – AMBAC Insured
1,175	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	6/14 at 100.00	A	1,176,892
	Charter School, Series 2003, 4.500%, 12/01/18 – SYNCORA GTY Insured
55	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/33 –	No Opt. Call	A	16,968
	NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	A	260,580
	NPFG Insured
500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding	No Opt. Call	N/R	521,315
	Series 2013, 5.000%, 12/01/20
200	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	203,886
	Activity Bonds, Series 2010, 6.000%, 1/15/41
5,825	Total Colorado			5,110,163
	Connecticut – 2.0%
875	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	No Opt. Call	AAA	862,698
	Series 2010A-3, 0.875%, 7/01/49 (Mandatory put 2/08/18)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
95	5.500%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	95,000
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	7/14 at 100.00	A–	1,571,429
2,540	Total Connecticut			2,529,127
	Delaware – 0.1%
170	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013,	7/23 at 100.00	BBB–	155,693
	5.000%, 7/01/28
	District of Columbia – 0.2%
120	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BBB–	110,879
	Issue, Series 2013, 5.000%, 10/01/30
150	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	155,796
	Series 2001, 6.500%, 5/15/33
270	Total District of Columbia			266,675
	Florida – 7.0%
80	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured	No Opt. Call	A+	88,616
	Bonds, Series 2009A-1, 5.375%, 6/01/16
160	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	A+	180,818
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/18
370	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	362,408
	Series 2013, 6.000%, 11/01/33
	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
1,215	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+	1,278,107
340	5.000%, 3/01/16 – NPFG Insured	No Opt. Call	A+	370,328
	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds,
	Senior Secured Series 2012A-1:
50	5.000%, 6/01/18	No Opt. Call	A+	56,506
455	5.000%, 6/01/20	No Opt. Call	A+	516,530
600	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	668,742
	5.000%, 7/01/19 – NPFG Insured
520	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	524,342
	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System,
	Series 2009:
10	5.500%, 6/01/29 – AGM Insured	6/19 at 100.00	AA–	10,483
10	5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	10,319
750	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	No Opt. Call	A	815,543
	5.000%, 10/01/20
270	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa2	286,778
	8/01/25 – AMBAC Insured
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	AA–	2,142,480
	AMBAC Insured
130	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	Aaa	145,089
	11/01/16 (ETM)
680	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	720,712
	Obligation Group, Series 2007, 5.000%, 8/15/27
	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project,
	Refunding & Capital Improvement Series 2012A:
100	5.000%, 9/01/22	No Opt. Call	A+	113,335
350	5.000%, 9/01/23	9/22 at 100.00	A+	389,305
150	5.000%, 9/01/25	9/22 at 100.00	A+	163,062
8,240	Total Florida			8,843,503
	Georgia – 1.1%
300	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	A (4)	345,540
	8/01/25 (Pre-refunded 8/01/22) – NPFG Insured
900	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University	10/22 at 100.00	Baa2	980,928
	Project, Refunding Series 2012C, 5.250%, 10/01/23
1,200	Total Georgia			1,326,468
	Guam – 0.1%
140	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	135,733
	5.500%, 7/01/43
	Hawaii – 0.2%
200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	198,026
	University, Series 2013A, 6.250%, 7/01/27
	Idaho – 0.1%
100	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	90,053
	Hospital, Series 2006, 5.250%, 9/01/37
	Illinois – 13.3%
200	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	No Opt. Call	N/R	200,000
	1998, 7.000%, 1/01/14
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	Aa3	1,609,365
	2006, 5.000%, 12/01/21 – NPFG Insured
325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/21	No Opt. Call	AA	362,963
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AA–	2,153,740
	AGC Insured
455	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	A–	459,272
640	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	658,822
	5.750%, 11/15/37
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	BBB	253,818
700	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	2/14 at 100.00	BBB–	701,512
	Centers, Series 1999, 5.500%, 8/15/19
110	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A–	114,677
290	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A–	311,834
425	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A–	453,488
1,165	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A–	1,297,041
	Illinois State, General Obligation Bonds, Refunding Series 2012:
390	5.000%, 8/01/20	No Opt. Call	A–	428,832
320	5.000%, 8/01/21	No Opt. Call	A–	346,221
275	5.000%, 8/01/23	No Opt. Call	A–	292,240
110	5.000%, 8/01/24	8/22 at 100.00	A–	115,213
230	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A–	246,132
25	Illinois State, General Obligation Bonds, Series 2007A, 5.500%, 6/01/15	No Opt. Call	A–	26,627
300	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	A–	314,343
	Illinois State, General Obligation Bonds, Series 2013:
280	5.500%, 7/01/25	7/23 at 100.00	A–	301,683
240	5.500%, 7/01/26	7/23 at 100.00	A–	256,001
1,355	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,201,695
	Series 2006, 0.000%, 12/01/18 – NPFG Insured
1,000	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria	12/18 at 79.62	AA–	674,630
	County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
500	5.000%, 6/01/19	No Opt. Call	A	567,825
1,000	5.250%, 6/01/21	No Opt. Call	A	1,138,520
700	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	831,768
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source,	No Opt. Call	A+	509,985
	Series 2012, 4.000%, 11/01/22
355	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College	6/18 at 100.00	AA	376,165
	District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008, 5.750%, 6/01/28
620	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax	10/19 at 103.00	BBB	663,022
	General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22
16,260	Total Illinois			16,867,434
	Indiana – 1.6%
210	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	214,059
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
180	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB	191,907
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (4)	1,062,890
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
250	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	A	284,910
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured
250	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 4.750%, 2/01/21	No Opt. Call	N/R	252,405
1,890	Total Indiana			2,006,171
	Iowa – 0.7%
500	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/27	6/20 at 100.00	A2	519,545
335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	322,371
	Project, Series 2013, 5.000%, 12/01/19
835	Total Iowa			841,916
	Kansas – 0.1%
245	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	165,904
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 1.4%
325	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	334,409
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
200	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	202,580
	(Alternative Minimum Tax)
385	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	425,367
	Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17
340	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	357,228
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
150	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities	No Opt. Call	A–	150,182
	Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory
	put 6/01/17)
320	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue	No Opt. Call	A1	321,302
	Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory
	put 4/03/17)
1,720	Total Kentucky			1,791,068
	Louisiana – 1.3%
935	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A (4)	957,608
	2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
255	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	251,022
	Series 2007A, 5.250%, 5/15/38
385	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	380,599
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
1,575	Total Louisiana			1,589,229
	Maine – 0.1%
25	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	Baa1	22,919
	Center Obligated Group Issue, Series 2013, 3.000%, 7/01/23
35	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	38,846
60	Total Maine			61,765
	Massachusetts – 1.4%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	500,130
	5.000%, 10/01/19
250	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	2/14 at 100.00	A	248,593
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/14 at 100.00	N/R	98,735
470	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/14 at 100.00	N/R	429,975
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	Aa2 (4)	540,443
	5.000%, 8/15/30 (Pre-refunded 8/15/15)
1,820	Total Massachusetts			1,817,876
	Michigan – 2.7%
400	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	No Opt. Call	A–	214,272
	Area 1 Projects, Series 1996B, 0.000%, 7/01/23
1,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured (5)	4/14 at 100.00	A	946,360
50	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	44,838
	7/01/35 – NPFG Insured
150	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	145,589
	7/01/29 – FGIC Insured
280	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012,	No Opt. Call	A+	306,698
	5.000%,6/01/18
200	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	218,114
	5.000%, 7/01/22
1,000	Michigan Hospital Finance Authority, Refunding and Project Revenue Bonds, Ascension Health	No Opt. Call	AA+	1,007,470
	Senior Credit Group, Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	555,760
	Refunding Series 2010C, 5.000%, 12/01/16
3,580	Total Michigan			3,439,101
	Minnesota – 0.2%
260	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA–	272,394
	2009A, 5.000%, 1/01/15 – AGC Insured
	Mississippi – 0.5%
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2004B-1:
100	5.000%, 9/01/16	9/14 at 100.00	AA–	102,753
300	5.000%, 9/01/24	9/14 at 100.00	AA–	307,857
250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	2/14 at 100.00	BBB	245,780
	Series 2006A, 4.800%, 8/01/30
650	Total Mississippi			656,390
	Missouri – 1.3%
100	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	100,212
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
315	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%,	7/20 at 100.00	AA+ (4)	376,718
	8/01/20 (Pre-refunded 7/01/20) (Alternative Minimum Tax)
1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	A	1,172,900
	2005, 5.500%, 7/01/19 – NPFG Insured
1,415	Total Missouri			1,649,830
	Montana – 0.3%
260	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street,	1/23 at 100.00	N/R	238,113
	Series 2013A, 5.000%, 7/01/33
90	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – NPFG Insured (ETM)	3/14 at 100.00	A (4)	103,589
350	Total Montana			341,702
	Nebraska – 0.9%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aa3 (4)	1,045,980
	Series 2004, 5.000%, 12/15/19 (Pre-refunded 12/15/14) – AGM Insured
100	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools	6/22 at 100.00	AA–	106,079
	Series 2012, 4.000%, 6/15/23
1,100	Total Nebraska			1,152,059
	Nevada – 1.8%
1,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	1,067,420
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	269,475
	8.000%, 6/15/30
50	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding	No Opt. Call	N/R	50,562
	Bonds, Series 2013, 5.000%, 6/01/22
775	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	857,313
	Refunding Series 2011, 5.000%, 7/01/23
2,075	Total Nevada			2,244,770
	New Hampshire – 0.5%
600	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare	7/15 at 100.00	N/R (4)	646,332
	Memorial Hospital, Series 2004, 5.500%, 7/01/25 (Pre-refunded 7/01/15)
	New Jersey – 5.1%
190	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB	186,077
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
230	5.375%, 6/15/14 (ETM)	No Opt. Call	Aaa	235,490
15	5.375%, 6/15/15 – RAAI Insured (ETM)	No Opt. Call	Aaa	16,116
120	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	134,820
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
60	4.000%, 6/15/19	No Opt. Call	BBB+	63,629
200	5.000%, 6/15/20	No Opt. Call	BBB+	219,964
300	5.000%, 6/15/21	No Opt. Call	BBB+	326,229
325	5.000%, 6/15/22	No Opt. Call	BBB+	351,777
350	5.000%, 6/15/23	6/22 at 100.00	BBB+	374,262
210	5.000%, 6/15/24	6/22 at 100.00	BBB+	220,655
500	5.000%, 6/15/25	6/22 at 100.00	BBB+	519,520
150	5.000%, 6/15/26	6/22 at 100.00	BBB+	154,248
85	4.250%, 6/15/27	6/22 at 100.00	BBB+	78,737
300	5.000%, 6/15/28	No Opt. Call	BBB+	300,609
150	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	150,939
	Replacement Project, Series 2013, 5.000%, 1/01/28 (Alternative Minimum Tax)
50	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	50,593
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,730	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	576,869
	Appreciation Series 2010A, 0.000%, 12/15/33
1,515	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	1,702,678
	5.000%, 12/15/23
260	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	300,420
250	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	No Opt. Call	A1	245,110
	2012Q, 3.000%, 1/01/22
300	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	277,125
	Series 2007-1A, 4.500%, 6/01/23
7,290	Total New Jersey			6,485,867
	New York – 5.0%
220	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	230,872
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30
770	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State	5/22 at 100.00	AA–	857,118
	University Educational Facilities Issue, Series 2012A, 5.000%, 5/15/25
415	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	441,465
	2011A, 5.750%, 2/15/47
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
170	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA–	129,926
30	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA–	20,537
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
145	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–	155,678
130	5.000%, 12/01/26 – SYNCORA GTY Insured	6/16 at 100.00	A–	135,526
25	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AA–	25,384
	5.000%, 12/01/35 – AGM Insured
150	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	150,891
	5.000%, 12/01/35
25	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	A–	25,149
	5.000%, 9/01/35
405	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D,	9/16 at 100.00	A	433,787
	5.000%, 9/01/25 – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
150	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	A	166,059
395	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	A	435,017
210	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	A	229,322
150	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	A	162,455
190	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%,	11/16 at 100.00	A	208,001
	5/01/19 – NPFG Insured
575	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series	No Opt. Call	A–	661,221
	2013A, 5.000%, 5/01/19
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2011B:
360	5.000%, 6/01/17	No Opt. Call	AA–	409,309
565	5.000%, 6/01/18	No Opt. Call	AA–	651,767
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2013B:
100	5.000%, 6/01/20	6/15 at 100.00	AA–	105,730
150	5.000%, 6/01/21	6/16 at 100.00	AA–	162,399
100	5.000%, 6/01/22	6/17 at 100.00	AA–	110,728
400	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	468,524
	Series 2013B, 5.000%, 11/15/21
5,830	Total New York			6,376,865
	North Carolina – 0.2%
200	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	No Opt. Call	A	230,368
	2012A, 5.000%, 1/01/19
	Ohio – 3.4%
45	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	Baa1	49,001
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17
1,325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	1,094,318
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
480	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	449,486
	Series 2013, 5.000%, 6/15/43
250	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A3	265,320
	Series 2008C, 5.500%, 8/15/24
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2012C:
25	4.000%, 10/01/18	No Opt. Call	A1	27,230
30	4.000%, 10/01/19	No Opt. Call	A1	32,529
40	4.000%, 10/01/20	No Opt. Call	A1	42,913
45	5.000%, 10/01/21	No Opt. Call	A1	50,700
35	5.000%, 10/01/22	No Opt. Call	A1	39,382
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	1,228,440
	Convertible Series 2013A-3, 0.000%, 2/15/34
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,048,020
	4.500%, 12/01/15
5,275	Total Ohio			4,327,339
	Oklahoma – 0.8%
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,047,080
	7/01/27 – AMBAC Insured
	Pennsylvania – 7.7%
935	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	906,885
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41
	(Mandatory put 6/01/17)
100	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	No Opt. Call	BBB+	105,363
	Refunding Series 2005A, 5.000%, 12/01/15 – RAAI Insured
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	198,946
	Series 2009, 7.750%, 12/15/27
205	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	BBB+	220,961
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
215	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	7/17 at 100.00	Aaa	241,909
	Bonds, Series 2012B, 5.000%, 1/01/22
345	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	367,480
	1976, 7.625%, 7/01/15 (ETM)
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	3/14 at 100.00	N/R (4)	254,372
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA–	121,039
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
580	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	534,047
	Bonds, Series 2010A, 0.000%, 12/01/34
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	8/14 at 100.00	BBB+	4,207,089
	AMBAC Insured
1,115	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	A (4)	1,339,070
	NPFG Insured (ETM)
865	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	Aa2	937,331
	Series 2009D, 6.250%, 11/15/34
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	362,261
	Hospital Project, Refunding and Improvement Series 2011, 5.750%, 8/01/21
9,360	Total Pennsylvania			9,796,753
	Puerto Rico – 0.9%
45	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	No Opt. Call	BBB–	32,951
	5.000%, 7/01/22
20	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 0.000%,	No Opt. Call	Baa3	12,971
	7/01/19 – AMBAC Insured
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	No Opt. Call	BBB–	361,745
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project,
	Refunding Series 2012, 5.000%, 4/01/27
975	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	685,220
	2009A, 0.000%, 8/01/32
75	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	15,094
	2010A, 0.000%, 8/01/32
25	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	2,935
	2010C, 0.000%, 8/01/38
25	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/17 –	No Opt. Call	BBB–	22,679
	SYNCORA GTY Insured
1,665	Total Puerto Rico			1,133,595
	Rhode Island – 1.3%
200	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England	9/23 at 100.00	BBB	198,000
	Health System, Series 2013A, 5.500%, 9/01/28
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
430	6.125%, 6/01/32	6/14 at 100.00	BBB+	422,527
1,020	6.250%, 6/01/42	6/14 at 100.00	BBB–	982,597
1,650	Total Rhode Island			1,603,124
	South Carolina – 4.9%
510	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	555,859
	2006, 5.000%, 12/01/24
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	1,932,715
	1/01/19 – FGIC Insured (ETM)
3,025	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1	3,702,237
	1/01/19 – FGIC Insured
5,075	Total South Carolina			6,190,811
	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+	1,018,300
	Series 2007, 5.000%, 11/01/27
	Tennessee – 0.2%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2012A:
100	4.000%, 1/01/22	No Opt. Call	A	102,864
180	5.000%, 1/01/23	No Opt. Call	A	194,978
280	Total Tennessee			297,842
	Texas – 10.7%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 (Pre-refunded 9/01/14) –	9/14 at 100.00	AAA	1,089,013
	NPFG Insured
560	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue	No Opt. Call	N/R	580,530
	Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative
	Minimum Tax)
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding
	Series 2007:
125	5.000%, 5/01/23 – SYNCORA GTY Insured	5/17 at 100.00	A1	139,419
15	5.000%, 5/01/24 – SYNCORA GTY Insured	5/17 at 100.00	A1	16,704
25	5.000%, 5/01/25 – SYNCORA GTY Insured	5/17 at 100.00	A1	27,118
10	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A1	10,547
	2010, 5.875%, 5/01/40
10	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	A1	10,275
	4.500%, 5/01/25 – NPFG Insured
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Refunding Bonds,
	Series 2009:
20	5.000%, 5/01/29	5/19 at 100.00	A1	20,621
185	5.000%, 5/01/39	5/19 at 100.00	A1	186,970
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	3/14 at 100.00	CC	749
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 5/01/14)
2,000	Brazos River Authority, Texas, Collateralized Revenue Bonds, CenterPoint Energy Inc.,	6/14 at 100.00	A	2,028,820
	Refunding Series 2004B, 4.250%, 12/01/17 – FGIC Insured
5	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	5,238
	1/01/45 (Pre-refunded 1/01/15) – FGIC Insured
500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	515,110
	6.250%, 1/01/46
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	2,077,650
	2006, 5.000%, 8/15/20
610	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	2/14 at 100.00	AA+ (4)	611,202
	Series 2013C, 2.000%, 10/01/17 (Mandatory put 2/15/14) (Pre-refunded 2/15/14)
1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	1,083,360
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	318,905
	Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB–	301,665
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	199,984
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
100	5.000%, 12/01/25	No Opt. Call	Baa2	101,583
100	5.250%, 12/01/28	12/25 at 100.00	Baa2	99,637
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,
	Children’s Medical Center Dallas Project, Series 2012:
400	5.000%, 8/15/24	8/22 at 100.00	AA	438,924
380	5.000%, 8/15/25	8/22 at 100.00	AA	412,300
1,060	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	1,108,410
	5.750%, 1/01/38
750	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA+	834,450
	2011D, 5.000%, 9/01/24
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
100	0.000%, 9/01/43	9/31 at 100.00	AA+	68,023
490	0.000%, 9/01/45	9/31 at 100.00	AA+	369,225
860	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	6/14 at 100.00	A–	854,453
	2006B, 0.720%, 12/15/17
100	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	94,831
	2012, 5.000%, 12/15/32
13,360	Total Texas			13,605,716
	Virgin Islands – 0.4%
525	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	520,443
	Series 2010A, 5.000%, 10/01/29
	Virginia – 0.6%
250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/14 at 100.00	N/R	250,515
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	484,055
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
750	Total Virginia			734,570
	Washington – 1.6%
1,050	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,065,897
	Center, Series 2011A, 5.375%, 1/01/31
330	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1	383,440
	1989B, 7.125%, 7/01/16 – NPFG Insured
585	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds,	12/22 at 100.00	A2	600,935
	Whidbey General Series 2013, 5.500%, 12/01/33
1,965	Total Washington			2,050,272
	Wisconsin – 2.1%
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
755	4.000%, 4/01/20	No Opt. Call	Aa3	805,366
25	5.000%, 4/01/21	No Opt. Call	Aa3	27,907
15	5.000%, 4/01/22	No Opt. Call	Aa3	16,691
25	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/15 at 100.00	A	25,217
	Inc., Series 2010A, 5.625%, 4/15/33
320	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	No Opt. Call	A	354,560
	Inc., Series 2010B, 5.000%, 7/15/20
675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	703,121
	Inc., Series 2012A, 5.000%, 7/15/25
30	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	No Opt. Call	A+	33,711
	Inc., Refunding 2012C, 5.000%, 8/15/17
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
500	5.250%, 8/15/18	8/16 at 100.00	A–	540,880
180	5.250%, 8/15/34	8/16 at 100.00	A–	174,371
2,525	Total Wisconsin			2,681,824
$ 125,065	Total Municipal Bonds (cost $121,357,490)			124,445,008

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Nevada – 0.0%
$ 16	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 2,790
4	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	590
$ 20	Total Corporate Bonds (cost $787)				3,380
	Total Long-Term Investments (cost $121,358,277)				124,448,388
	Other Assets Less Liabilities – 1.9%				2,393,547
	Net Assets – 100%				$ 126,841,935

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ –	$124,445,008	$ –	$124,445,008
Corporate Bonds	–	–	3,380	3,380
Total	$ –	$124,445,008	$3,380	$124,448,388

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $121,161,756.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 4,686,217
Depreciation	(1,399,585)
Net unrealized appreciation (depreciation) of investments	$ 3,286,632

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s” ) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 28, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 28, 2014